Summary of Significant Accounting Policies - Leases (Details) - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Cumulative adjustment to opening accumulated losses upon adoption		$ (415,591,000)		$ (289,734,000)
Recognized right-of-use assets		8,016,000		5,516,000
Lease liabilities		$ 8,849,000		$ 6,265,000
Weighted average incremental borrowing rate		3.87%	3.97%	4.10%
Reconciliation of operating lease commitments and lease liabilities recognized
Operating lease commitments			$ 8,835,000
Total lease liabilities		$ 8,849,000		$ 6,265,000
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Not later than 1 year			3,026,000
Between 1 to 2 years			2,735,000
Between 2 to 3 years			1,056,000
Between 3 to 4 years			882,000
Between 4 to 5 years			810,000
Later than 5 years			326,000
Total minimum lease payments			8,835,000
Practical expedients package	true
Practical expedients, use of hindsight	true
Operating lease rentals			3,759,000
Sublease rentals			$ 254,000
Offices
Recognized right-of-use assets		6,789,000		5,281,000
Factories
Recognized right-of-use assets		945,000		112,000
Others
Recognized right-of-use assets		85,000		$ 123,000
Hong Kong | Offices
Recognized right-of-use assets		$ 2,000,000.0
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Advance notice period for lease termination option (in months)		3 months	3 months
ASC 842
Reconciliation of operating lease commitments and lease liabilities recognized
Operating lease commitments			$ 8,835,000
Less: Leases not commenced	$ (3,676,000)
Less: Short-term leases	(5,000)
Add: Adjustment as a result of the treatment for a termination option	1,409,000
Less: Discount under the lessees' incremental borrowing rate	(206,000)
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Total minimum lease payments			8,835,000
ASC 842 | Impact of change in accounting policy
Cumulative adjustment to opening accumulated losses upon adoption	700,000
Recognized right-of-use assets	5,700,000		5,747,000
Lease liabilities	6,357,000
Reconciliation of operating lease commitments and lease liabilities recognized
Total lease liabilities	$ 6,357,000
ASC 842 | Impact of change in accounting policy | Offices
Recognized right-of-use assets			4,877,000
ASC 842 | Impact of change in accounting policy | Factories
Recognized right-of-use assets			383,000
ASC 842 | Impact of change in accounting policy | Others
Recognized right-of-use assets			$ 487,000